Fair Value Measurements - Schedule of changes in the fair value of warrant liabilities (Detail) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Rocket Lab USA, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		$ 3,899,000		$ 1,284,000	$ 1,197,000
Cost of warrants vesting during the period		352,000		198,000
Change in fair value included in earnings		3,030,000		2,417,000	87,000
Ending Balance		7,281,000	$ 3,899,000	3,899,000	$ 1,284,000
Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		8,456,000	4,640,000
Initial measurement	4,373,333
Change in fair value included in earnings	266,667	7,448,000	3,816,000
Ending Balance	4,640,000	15,904,000	8,456,000	8,456,000
Initial Public Offering [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		16,106,667	8,700,000
Initial measurement	8,200,000
Change in fair value included in earnings	50,000	14,186,667	7,406,667
Ending Balance	8,700,000	30,293,334	16,106,667	16,106,667
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		24,562,667	13,340,000
Initial measurement	12,573,333
Change in fair value included in earnings	766,667	21,634,667	11,222,667
Ending Balance	$ 13,340,000	$ 46,197,334	$ 24,562,667	$ 24,562,667